CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Ordinary shares [Member] CNY (¥) shares	Additional paid in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Treasury stock [Member] CNY (¥) shares	Retained earnings (Accumulated losses) [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning Balance at Dec. 31, 2016	¥ 17,881	¥ 3,145,262,253	¥ 466,252,857	¥ 104,784,173	¥ (13,875,553)	¥ 2,758,267,275	¥ (495,889)	¥ 6,460,212,997
Beginning Balance (in shares) at Dec. 31, 2016 | shares	128,456,466				(1,723,200)
Share-based compensation expense	¥ 0	64,867,902	0	0	¥ 0	0	0	64,867,902
Appropriation to statutory reserves	0	0	50,632,996	0	0	(50,632,996)	0	0
Foreign currency exchange translation adjustment	0	0	0	(81,488,175)	0	0	0	(81,488,175)
Exercise of share options	¥ 723	103,478,230	0	0	¥ 0	0	0	103,478,953
Exercise of share option (in shares) | shares	5,412,808				0
Net income	¥ 0	0	0	0	¥ 0	141,705,689	485,676	142,191,365
Ending Balance at Dec. 31, 2017	¥ 18,604	3,313,608,385	516,885,853	23,295,998	¥ (13,875,553)	2,849,339,968	(10,213)	6,689,263,042
Ending Balance (in shares) at Dec. 31, 2017 | shares	133,869,274				(1,723,200)
Share-based compensation expense	¥ 0	29,307,903	0	0	¥ 0	0	0	29,307,903
Common stock offering	¥ 3,061	663,232,926	0	0	0	0	0	663,235,987
Common stock offering (in shares) | shares	24,273,499
Appropriation to statutory reserves	¥ 0	0	53,290,350	0	0	(53,290,350)	0	0
Foreign currency exchange translation adjustment	0	0	0	47,004,900	0	0	0	47,004,900
Contribution from non-controlling interest	0	0	0	0	0	0	615,000,000	615,000,000
Exercise of share options	¥ 62	4,590,513	0	0	¥ 0	0	0	4,590,575
Exercise of share option (in shares) | shares	445,164				0
Net income	¥ 0	0	0	0	¥ 0	406,478,694	(903,161)	405,575,533
Ending Balance at Dec. 31, 2018	¥ 21,727	4,010,739,727	570,176,203	70,300,898	¥ (13,875,553)	3,202,528,312	614,086,626	8,453,977,940
Ending Balance (in shares) at Dec. 31, 2018 | shares	158,587,937				(1,723,200)
Share-based compensation expense	¥ 0	4,578,315			¥ 0	0	0	4,578,315
Common stock offering	¥ 2,579	488,948,216	0	0	¥ 0	0	0	488,950,795
Common stock offering (in shares) | shares	18,687,500				0
Appropriation to statutory reserves			119,530,534	0	¥ 0	(119,530,534)	0	0
Foreign currency exchange translation adjustment	¥ 0	0	0	13,741,077	0	0	0	13,741,077	$ 1,973,784
Change in the instrument-specific credit risk (Note 23)	0	0	0	(21,089,777)	0	0	0	(21,089,777)	$ (3,029,357)
Contribution from non-controlling interest	0	0	0	0	0	0	2,595,780,000	2,595,780,000
Disposition of Poyang Luohong subsidiary	0	0	0	0	0	0	(97,848,385)	(97,848,385)
Exercise of share options	¥ 461	78,583,604	0	0	¥ 0	0	0	¥ 78,584,065
Exercise of share option (in shares) | shares	3,378,060				0			3,378,060	3,378,060
Net income	¥ 0	0	0	0	¥ 0	898,662,226	25,690,269	¥ 924,352,495	$ 132,774,926
Ending Balance at Dec. 31, 2019	¥ 24,767	¥ 4,582,849,862	¥ 689,706,737	¥ 62,952,198	¥ (13,875,553)	¥ 3,981,660,004	¥ 3,137,708,510	¥ 12,441,026,525	$ 1,787,041,646
Ending Balance (in shares) at Dec. 31, 2019 | shares	180,653,497				(1,723,200)